Lease	6 Months Ended
Mar. 31, 2020
Lease
Lease

Note 14 — Lease

Effective October 1, 2019, the Company adopted the new lease accounting standard Accounting Standards Update (ASU) No. 2016-02, Leases (Topic 842) using the alternative transition approach which allowed the Company to continue to apply the guidance under the lease standard in effect at the time in the comparative periods presented. Adoption of this standard resulted in the recording of operating lease right-of-use assets and corresponding operating lease liabilities of $300,095 and $314,355, respectively, as of March 31, 2020 with no impact on retained earnings. Financial position for reporting periods beginning on or after October 1, 2019, are presented under the new guidance, while prior period amounts are not adjusted and continue to be reported in accordance with previous guidance.

As of March 31, 2020, the remaining lease term was nine-and-a-half years. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for one-year loan as published by China’s central bank in order to discount lease payments to present value. The discount rate of the Company’s operating leases was 4.0%, as of March 31, 2020.

Supplemental balance sheet information related to operating leases was as follows:

As of
March 31,
2020
(Unaudited)
Operating lease right-of-use assets	$314,200
Operating lease right-of-use assets – accumulated amortization	(14,105)
Operating lease right-of-use assets – net	$300,095

Operating lease liabilities, current	$55,491
Operating lease liabilities, non-current	258,864
Total operating lease liabilities	$314,355

As of March 31, 2020, maturities of operating lease liabilities were as follows:

As of
March 31,
Twelve months ending March 31,	2020
2021	$56,892
2022	37,928
2023	37,928
2024	37,928
2025	37,928
2026	37,928
2027	37,928
2028	37,928
2029	37,928
2030	18,961
Total future minimum lease payments	379,277
Less: Imputed interest	(64,922)
Total	$314,355